Financial investments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Financial Instruments

	12.31.2021				12.31.2020
	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
Financial instruments
Public securities	51.6	—	—	51.6	51.8	—	—	51.8
Structured Notes (i)	14.1	—	79.0	93.1	—	—	241.1	241.1
Investment funds	—	—	22.1	22.1	—	—	7.4	7.4
Fixed-Term Deposits (ii)	13.7	541.0	—	554.7	—	513.0	—	513.0
Others (iii)	—	—	94.9	94.9	—	—	55.9	55.9

	79.4	541.0	196.0	816.4	51.8	513.0	304.4	869.2

Current portion	13.8	541.0	196.0	750.8	0.1	513.0	304.4	817.5
Non-current	65.6	—	—	65.6	51.7	—	—	51.7
(i)
Structured notes, the Company maintains financial investments in structured notes associated with the credit risk of financial institution issuer and the Brazilian government, in the amount of US$ 79.0 as of December 31, 2021 (US$ 195.2 as of December 31, 2020).

As of December 31, 2020, the Company also maintained structured notes associated with the credit risk of two financial institutions concurrently in the amount of US$ 30.1, and structured notes associated with its own credit risk in the amount of US$ 15.7.
(ii)	Fixed term deposits in US Dollars issued by financial institutions, with original maturities of 90 days or higher from the date of hiring.
(iii)
It mainly relates to shares of the Republic Airways Holdings, arising from the request for the judicial reorganization of the former entity Republic Airways and received by the Company as part of the restructuring plan. Changes in the fair value of this financial investment is presented in Note 27.